Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2024
Fidelity Advisor Freedom 2035 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	16.96%
Past 5 years	10.13%
Since Inception	7.79%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	7.83%

[1]	A From June 6, 2017 .